UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

(Amendment No. 1)

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
January 1, 2022 to January 31, 2022

Commission File Number of issuing entity: 333-233424-02

Commission Index Key Number of issuing entity: 0001878944

Volkswagen Auto Loan Enhanced Trust 2021-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-233424

Commission Index Key Number of the depositor: 0001182534

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000833733

VW Credit, Inc.

(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)

30-6681231
(I.R.S. Employer Identification No.)
2200 Woodland Pointe Avenue, Herndon, Virginia	20171
(Address of principal executive offices of the issuing entity)	(Zip Code)

(703) 364-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Notes			☒
Class A-2 Notes			☒
Class A-3 Notes			☒
Class A-4 Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

EXPLANATORY NOTE

The purpose of this Amendment No. 1 to our Distribution Report on Form 10-D for the monthly distribution period from January 1, 2022 to January 31, 2022, as filed with the Securities and Exchange Commission on February 22, 2022 (the “Original Form 10-D”), is to amend Exhibit 99.1 to the Original Form 10-D, (the “Original Servicer’s Certificate”) in the manner set forth under Item 9 of Part II below. No other changes have been made to the Original Form 10-D other than the change described in the preceding sentence. Payments of principal and interest to investors were not affected and were correctly calculated in accordance with the transaction documents and stated in the Original Servicer’s Certificate. There was no impact to any trigger information stated in the original Servicer’s Certificate. This Amendment No. 1 does not reflect events occurring after the filing date of the Original Form 10-D.

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Volkswagen Auto Loan Enhanced Trust 2021-1 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.

Item 1A. Asset-Level Information

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by the issuing entity, Volkswagen Auto Loan Enhanced Trust 2021-1, on February 22, 2022 are hereby incorporated by reference into this Form 10-D/A.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable

Item 3. Sales of Securities and Use of Proceeds.

Not applicable

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 6. Significant Obligors of Pool Assets.

Not applicable

Item 7. Change in Sponsor Interest in Securities.

Not applicable

Item 8. Significant Enhancement Provider Information.

Not applicable

Item 9. Other Information.

No assets securitized by VW Credit, Inc. (the “Securitizer”) and held by Volkswagen Auto Loan Enhanced Trust 2021-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from January 1, 2022 to January 31, 2022. Please refer to the Form ABS-15G dated February 11, 2022, filed by the Securitizer for additional information. The CIK number of the Securitizer is 0000833733.

Exhibit 99.1 to the Original Form 10-D (the “Original Servicer’s Certificate”) is amended as set forth in Exhibit 99.1 filed with this Form 10-D/A (the “Amended Servicer’s Certificate”). The Amended Servicer’s Certificate reflects revisions to the Original Servicer’s Certificate to correct the “Ratio of Net Principal Losses to the Pool balance as of Each Collection Period” set forth in lines 112-116. No other changes have been made to the Original Servicer’s Certificate. The Amended Servicer’s Certificate was delivered to the Indenture Trustee on October 20, 2022.

Item 10.  Exhibits.

Exhibit 99.1	Monthly Distribution report for the collection period commencing on January 1, 2022 to January 31, 2022.

Exhibit 102	Asset Data File for the reporting period January 1, 2022 to January31, 2022 (Exhibit 102 to Form ABS-EE filed by Volkswagen Auto Loan Enhanced Trust 2021-1 with the SEC on February 22, 2022 is incorporated by reference herein).

Exhibit 103	Asset Data File for the reporting period January 1, 2022 to January 31, 2022 (Exhibit 103 to Form ABS-EE filed by Volkswagen Auto Loan Enhanced Trust 2021-1 with the SEC on February 22, 2022 is incorporated by reference herein).

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

October 20, 2022	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2021-1

By VW Credit, Inc., as Servicer

	By:	/s/ Jodi Jay
	Name:	Jodi Jay
	Title:	Sr. Director Financial Reporting